DISCONTINUED OPERATIONS (Details Narrative) (USD $)	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Deposits		$ 3,500		$ 82,145
Gross profit			206,596	147,964
Real estate held for sale				1,035,570
Impairment charge in connection with its mineral rights		$ 99,474		$ 1,256,000